E1 Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [abstract]
Summary of Capital Stock
Capital stock
Capital stock at December 31, 2021

and
 2020
, consisted of the following:

Capital stock
Parent Company	Number of shares	Capital stock (SEK million)
Class A shares	261,755,983	1,309
Class B shares	3,072,395,752	15,363
Total	3,334,151,735	16,672

Summary of Number of Shares
At December 31, 2021, the total number of treasury shares was 4,009,306 (6,043,960 in 2020 and 19,853,247 in 2019) Class B shares.

Number of shares
	Number of shares	Capital stock (SEK million)
Number of shares Jan 1, 2021	3,334,151,735	16,672
Number of shares Dec 31, 2021	3,334,151,735	16,672

Summary of Other Reserves

Other reserves
	2021				2020
	Translation reserves	Cash flow hedge reserve	Revaluation of borrowings	Total other reserves	Translation reserves	Cash flow hedge reserve	Revaluation of borrowings	Total other reserves
Opening balance	(2,424)	101	(366)	(2,689)	2,967	(230)	(445)	2,292
Other comprehensive income
Items that will not be reclassified to profit or loss
Revaluation of borrowings due to change in credit risk	—	—	31	31	—	—	99	99
Tax on items that will not be reclassified to profit or loss	—	—	(6)	(6)	—	—	(20)	(20)
Items that have been or may be reclassified to profit or loss
Cash flow hedges
Gains/losses arising during the period	—	(542)	—	(542)	—	136	—	136
Reclassification to profit and loss	—	(96)	—	(96)	—	281	—	281
Translation reserves
Changes in translation reserves	3,556	—	—	3,556	(5,434)	—	—	(5,434)
Reclassification to profit and loss	46	—	—	46	124	—	—	124
Share of other comprehensive income of JV and associated companies	28	—	—	28	(81)	—	—	(81)
Tax on items that have been or may be reclassified to profit or loss	—	126	—	126	—	(86)	—	(86)
Other comprehensive income, net of tax	3,630	(512)	25	3,143	(5,391)	331	79	(4,981)
Total comprehensive income	3,630	(512)	25	3,143	(5,391)	331	79	(4,981)
Closing balance	1,206	(411)	(341)	454	(2,424)	101	(366)	(2,689)